Intangible Assets, Net - Schedule Of Estimated Amortization Expense (Details) - USD ($)	Jun. 30, 2022	Dec. 31, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
2022 (remainder)	$ 165,000
2023/2022	323,000	$ 319,000
2024/2023	323,000	319,000
2025/2024	323,000	319,000
2026/2025	323,000	319,000
2026		319,000
Thereafter	682,000	894,000
Total estimated amortization expense	$ 2,139,000	$ 2,489,000